Summary of Significant accounting policies - Estimated Useful Lives of Property Plant and Equipment (Details)	Dec. 31, 2023
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Laboratory equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Minimum | Computer equipment and software
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Maximum | Computer equipment and software
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years